Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	ICL GROUP LTD.
Entity Central Index Key	0000941221
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,290,672,729
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Financial Statement Error Correction [Flag]	false
Entity File Number	001-13742
Entity Incorporation, State or Country Code	L3
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Address, Address Line One	Millennium Tower,
Entity Address, Address Line Two	23 Aranha Street
Entity Address, Address Line Three	P.O. Box 20245
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	61202
Trading Symbol	ICL
Security Exchange Name	NYSE
Title of 12(b) Security	Ordinary Shares, par value NIS 1.00 per share
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1057
Auditor Opinion [Text Block]
Opinions on the Consolidated Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of ICL Group Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of income, comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the "consolidated financial statements"). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards"). Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

Entity Bankruptcy Proceedings, Reporting Current	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Millennium Tower
Entity Address, Address Line Two	23 Aranha St.
Entity Address, City or Town	Tel-Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6120201
City Area Code	972
Local Phone Number	(3) 6844440
Contact Personnel Name	Aya Landman